SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Mid Cap Growth Fund Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.3%
Commercial Services - 3.7%
ASGN, Inc. *	13,525	477,703
Booz Allen Hamilton Holding Corp.	48,200	3,308,448
Brink’s Co.	26,625	1,385,831

		5,171,982

Consumer Durables - 1.3%
YETI Holdings, Inc. *	91,500	1,786,080

Consumer Non-Durables - 1.1%
Coca-Cola European Partners, PLC	40,700	1,527,471

Consumer Services - 6.4%
Chegg, Inc. *	60,825	2,176,319
Dunkin’ Brands Group, Inc.	21,600	1,146,960
Nexstar Media Group, Inc.	20,650	1,192,124
Service Corp. International	55,500	2,170,605
Strategic Education, Inc.	7,800	1,090,128
Vail Resorts, Inc.	7,200	1,063,512

		8,839,648

Electronic Technology - 15.1%
Advanced Micro Devices, Inc. *	55,300	2,515,044
Applied Materials, Inc.	35,475	1,625,465
Arista Networks, Inc. *	17,900	3,625,645
Broadcom, Inc.	9,100	2,157,610
Cabot Microelectronics Corp.	10,825	1,235,566
Ciena Corp. *	44,800	1,783,488
Garmin, Ltd.	26,500	1,986,440
Keysight Technologies, Inc. *	23,150	1,937,192
MKS Instruments, Inc.	11,750	957,038
Monolithic Power Systems, Inc.	5,400	904,284
Skyworks Solutions, Inc.	23,900	2,136,182

		20,863,954

Energy Minerals - 0.3%
Marathon Petroleum Corp.	19,500	460,590

Finance - 8.4%
Ameriprise Financial, Inc.	7,800	799,344
Arthur J Gallagher & Co.	18,900	1,540,539
Axis Capital Holdings, Ltd.	20,500	792,325
Carlyle Group, Inc.	96,800	2,095,720
First Republic Bank	16,550	1,361,734
Intercontinental Exchange, Inc.	25,300	2,042,975
Legg Mason, Inc.	26,800	1,309,180
Selective Insurance Group, Inc.	11,300	561,610
T Rowe Price Group, Inc.	11,800	1,152,270

		11,655,697

Health Services - 3.5%
Encompass Health Corp.	24,100	1,543,123
Teladoc Health, Inc. *	21,450	3,324,964

		4,868,087

Name of Issuer	Quantity	Fair Value ($)

Health Technology - 14.1%
Align Technology, Inc. *	8,900	1,548,155
BioMarin Pharmaceutical, Inc. *	23,500	1,985,750
DexCom, Inc. *	16,950	4,564,127
Edwards Lifesciences Corp. *	3,600	679,032
Exact Sciences Corp. *	25,700	1,490,600
Insulet Corp. *	11,700	1,938,456
iRhythm Technologies, Inc. *	17,950	1,460,232
Jazz Pharmaceuticals, PLC *	5,700	568,518
Sarepta Therapeutics, Inc. *	22,600	2,210,732
Thermo Fisher Scientific, Inc.	10,550	2,991,980

		19,437,582

Industrial Services - 3.8%
Jacobs Engineering Group, Inc.	27,800	2,203,706
Waste Connections, Inc.	38,950	3,018,625

		5,222,331

Non-Energy Minerals - 1.5%
Trex Co., Inc. *	25,100	2,011,514

Process Industries - 3.8%
Ecolab, Inc.	15,500	2,415,365
Scotts Miracle-Gro Co.	27,600	2,826,240

		5,241,605

Producer Manufacturing - 8.9%
AMETEK, Inc.	24,000	1,728,480
Carlisle Cos., Inc.	13,300	1,666,224
Dover Corp.	8,300	696,702
Hubbell, Inc.	16,000	1,835,840
Ingersoll Rand, Inc. *	27,972	693,706
L3Harris Technologies, Inc.	12,700	2,287,524
Rockwell Automation, Inc.	5,100	769,641
Trane Technologies, PLC	31,700	2,618,103

		12,296,220

Retail Trade - 4.0%
TJX Cos., Inc.	78,500	3,753,085
Ulta Beauty, Inc. *	9,700	1,704,290

		5,457,375

Technology Services - 19.1%
Altair Engineering, Inc. *	24,800	657,200
ANSYS, Inc. *	10,750	2,499,053
Aspen Technology, Inc. *	19,900	1,891,893
Atlassian Corp., PLC *	22,900	3,143,254
Autodesk, Inc. *	17,900	2,794,190
Booking Holdings, Inc. *	450	605,394
Euronet Worldwide, Inc. *	29,575	2,535,169
GoDaddy, Inc. *	14,600	833,806
Guidewire Software, Inc. *	11,875	941,806
HubSpot, Inc. *	11,950	1,591,620
Paycom Software, Inc. *	6,100	1,232,261
PTC, Inc. *	39,600	2,423,916

MARCH 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Mid Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Qualys, Inc. *	8,950	778,560
Science Applications International Corp.	25,100	1,873,213
Splunk, Inc. *	20,900	2,638,207

		26,439,542

Transportation - 1.5%
Alaska Air Group, Inc.	26,400	751,608
Knight-Swift Transportation Holdings, Inc.	41,600	1,364,480

		2,116,088

Name of Issuer	Quantity	Fair Value ($)

Utilities - 1.8%
WEC Energy Group, Inc.	27,800	2,450,014

Total Common Stocks (cost: $92,223,352)		135,845,780

Short-Term Securities - 1.8%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.30%	2,500,488	2,500,488

(cost: $2,500,488)
Total Investments in Securities - 100.1% (cost: $94,723,840)		138,346,268
Other Assets and Liabilities, net - (0.1%)		(100,618)

Total Net Assets - 100.0%		$138,245,650

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	135,845,780	—	—	135,845,780
Short-Term Securities	2,500,488	—	—	2,500,488

Total:	138,346,268	—	—	138,346,268

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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